CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	2,312,887	2,312,887	2,312,887
Common stock, shares outstanding	2,312,887	2,312,887	2,312,887